Other non-current financial assets - Disclosure of Detailed Information About Other Non-Current Assets (Detail) - MXN ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Other non-current assets and other non-current financial assets [Abstract]
Other non-current financial assets	$ 139	$ 153
Derivative financial instruments asset	591	4,983
Other non-current financial assets	$ 730	$ 5,136